UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05611

Name of Fund: BlackRock MuniVest Fund, Inc. (MVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund, Inc., 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 2.9%
Alabama State Port Authority, Refunding RB, Docks Facilities,
6.00%, 10/01/40	$7,610	$8,836,047
Camden IDB, RB, Weyerhaeuser Co. Project, Series A,
6.13%, 12/01/13(a)	2,550	2,624,944
Selma IDB, RB, International Paper Co. Project:
Gulf Opportunity Zone, 5.80%, 5/01/34	1,850	2,079,715
Series A, 5.38%, 12/01/35	1,000	1,094,860
Selma IDB, Refunding RB, International Paper Co. Project, Series B,
5.50%, 5/01/20	5,000	5,067,450

		19,703,016

Alaska – 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A,
5.00%, 6/01/46	1,250	1,104,550

Arizona – 3.9%
Maricopa County IDA, RB, Arizona Charter Schools Project, Series A,
6.75%, 7/01/29	4,100	2,881,070
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A,
5.00%, 6/01/35	3,300	3,579,378
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A,
5.00%, 7/01/40	2,000	2,141,340
Pima County IDA, ERB, Arizona Charter Schools Project:
Series E, 7.25%, 7/01/31	1,995	2,006,112
Series I, 6.75%, 7/01/21	630	633,245
Pima County IDA, Refunding ERB, Arizona Charter Schools Project, Series I(a)(b):
6.10%, 7/01/13	110	110,507
6.10%, 7/01/13	370	384,289
6.30%, 7/01/13	230	231,099
6.30%, 7/01/13	740	765,797
Salt River Project Agricultural Improvement & Power District, Refunding RB, Electrical System, Series A,
5.00%, 12/01/31	7,000	8,067,290
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	5,000	5,526,950

		26,327,077

California – 9.8%
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 11/15/40	2,800	3,053,680
St. Joseph Health System, Series A, 5.75%, 7/01/39	5,000	5,825,950
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	3,750	4,093,538
Sutter Health, Series B, 6.00%, 8/15/42	5,600	6,669,096
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A,
6.00%, 7/01/34	1,055	1,252,981
California HFA, RB, Home Mortgage, Series K (AMT),
5.50%, 2/01/42	1,830	1,894,654
California State Public Works Board, RB(a):
Department of Corrections, Series C, 5.50%, 12/01/13	6,000	6,157,920
Department of Mental Health, Coalinga, Series A, 5.13%, 6/01/14	10,435	10,941,306
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A,
5.00%, 4/01/42	4,170	4,519,488
City of Los Angeles Department of Airports, Refunding RB, Series A,
5.25%, 5/15/39	1,200	1,366,992
Golden State Tobacco Securitization Corp., RB, Asset-Backed, Series A-3,
7.88%, 6/01/13(a)	5,725	5,725,000
Poway Unified School District, GO, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B,
5.11%, 8/01/46(c)	10,000	1,879,000
State of California, GO,
6.50%, 4/01/33	9,700	11,941,476

		65,321,081

Colorado – 1.0%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D,
6.25%, 10/01/33	2,500	2,979,400
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran, Series A,
5.25%, 6/01/34	3,000	3,106,080

BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, COP, Refunding, Series A,
5.38%, 6/01/31	$385	$429,094

		6,514,574

Delaware – 0.3%
Sussex County Delaware, RB, NRG Energy, Inc. Indian River Project,
6.00%, 10/01/40	1,500	1,679,310

District of Columbia – 0.2%
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	415	453,271
5.25%, 10/01/44	650	714,857

		1,168,128

Florida – 4.9%
Miami-Dade County, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	4,630	5,538,777
Series B-1, 5.63%, 7/01/38	5,000	5,737,600
Miami-Dade County Florida, Refunding ARB, Miami International Airport:
AMT (AGC), 5.00%, 10/01/40	10,000	10,395,400
Series A-1, 5.38%, 10/01/41	10,290	11,433,013

		33,104,790

Georgia – 2.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT,
5.00%, 1/01/29	1,070	1,174,560
DeKalb County Hospital Authority, Refunding RB, Dekalb Medical Center, Inc. Project,
6.13%, 9/01/40	3,570	4,110,962
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare,
5.25%, 11/15/39	3,335	3,664,665
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18(d)	110	113,863
6.60%, 1/01/18	3,645	4,027,033

		13,091,083

Hawaii – 0.9%
State of Hawaii Harbor System, RB, Series A,
5.50%, 7/01/35	5,000	5,723,550

Illinois – 11.6%
Chicago Board of Education, GO, Series A,
5.50%, 12/01/39	6,670	7,420,508
Chicago Transit Authority, RB, Sales Tax Receipts,
5.25%, 12/01/36	2,110	2,358,073
City of Chicago Illinois O’Hare International Airport, GARB, Third Lien, Series B-2, AMT (NPFGC),
6.00%, 1/01/27	17,080	17,550,896
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	9,700	11,604,110
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	655	657,253
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	9,000	10,562,490
OSF Healthcare System, 6.00%, 5/15/39	4,990	5,691,345
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	2,645	3,153,792
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	2,765	3,292,562
Series C (NPFGC), 7.75%, 6/01/20	4,000	4,944,280
Village of Hodgkins Illinois Environmental Improvement, RB, MBM Project, AMT,
6.00%, 11/01/23	10,000	10,014,300

		77,249,609

Indiana – 2.7%
Indiana Finance Authority, RB, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/40	2,640	2,743,778
5.00%, 7/01/44	1,525	1,578,695
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A,
5.25%, 2/15/40	8,980	9,676,579
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series D,
6.75%, 2/01/14(d)	3,670	3,823,039

		17,822,091

2	BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa – 0.1%
Iowa Tobacco Settlement Authority, Refunding RB, Asset- Backed, Series C,
5.63%, 6/01/46	$1,000	$974,400

Kentucky – 1.2%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A:
6.38%, 6/01/40	2,000	2,320,600
6.50%, 3/01/45	4,000	4,666,400
Owen County Waterworks System, RB, Kentucky American Water Co., Series B,
5.63%, 9/01/39	1,000	1,063,420

		8,050,420

Louisiana – 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1,
6.50%, 11/01/35	2,615	3,104,685
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A,
5.00%, 7/01/36	1,110	1,210,955
Parish of St. Charles Louisiana Gulf Opportunity Zone, RB, Valero Energy Corp.,
4.00%, 12/01/40(e)	2,210	2,390,424

		6,706,064

Maine – 1.4%
Maine Health & Higher Educational Facilities Authority, RB:
Eastern Maine Medical Center, 5.00%, 7/01/43	2,500	2,650,275
Series A, 5.00%, 7/01/39	5,000	5,337,000
Portland Housing Development Corp., RB, Senior Living, Series A,
6.00%, 2/01/34	1,190	1,221,749

		9,209,024

Maryland – 1.8%
Maryland Community Development Administration, RB, AMT,
5.10%, 9/01/37	1,835	1,904,106
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT,
4.90%, 9/01/42	3,250	3,335,930
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 6.25%, 1/01/41	2,000	2,245,880
University of Maryland Medical System, 5.00%, 7/01/34	2,100	2,275,980
University of Maryland Medical System, 5.13%, 7/01/39	2,100	2,273,502

		12,035,398

Massachusetts – 5.7%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A,
7.00%, 3/01/19	3,010	3,496,626
Massachusetts Development Finance Agency, RB, Wellesley College, Series J,
5.00%, 7/01/42	2,800	3,152,156
Massachusetts HFA, RB, AMT:
S/F Housing, Series 130, 5.00%, 12/01/32	2,500	2,586,675
Series A, 5.20%, 12/01/37	2,865	2,959,975
Massachusetts HFA, Refunding RB, Series C, AMT,
5.35%, 12/01/42	6,550	7,005,487
Massachusetts Water Resources Authority, RB, Series A,
6.50%, 7/15/19(d)	16,000	18,680,800

		37,881,719

Michigan – 3.9%
City of Detroit Michigan Water Supply System, RB, Second Lien, Series B (AGM):
6.25%, 7/01/36	2,500	2,856,025
7.00%, 7/01/36	1,250	1,482,538
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	7,950	8,303,536
McLaren Health Care, 5.75%, 5/15/38	7,285	8,342,345
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	4,100	5,180,596

		26,165,040

BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi – 4.7%
County of Lowndes Solid Waste Disposal & Pollution Control Weyerhaeuser Co. Project, Refunding RB:
Series A, 6.80%, 4/01/22	$9,160	$10,935,391
Series B, 6.70%, 4/01/22	4,500	5,320,935
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project,
5.88%, 4/01/22	15,000	15,044,550

		31,300,876

Nebraska – 1.7%
Central Plains Energy Project, RB, Gas Project No. 3,
5.00%, 9/01/42	6,200	6,660,908
Omaha Public Power District, RB, Series B,
5.00%, 2/01/36	4,000	4,494,560

		11,155,468

Nevada – 0.9%
Clark County Nevada, ARB, Series B,
5.75%, 7/01/42	5,000	5,725,750

New Hampshire – 0.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B,
5.60%, 10/01/22	2,145	2,287,042

New Jersey – 4.9%
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D,
5.00%, 1/01/40	195	212,420
New Jersey EDA, RB, Cigarette Tax,
5.75%, 6/15/14(a)	3,695	3,901,920
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/25	990	1,110,067
School Facilities Construction, Series AA, 5.25%, 12/15/33	10,000	11,100,100
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA,
6.38%, 10/01/28	905	981,192
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B,
5.50%, 6/15/31	8,000	9,270,480
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/13	5,980	5,980,000

		32,556,179

New York – 4.7%
Metropolitan Transportation Authority, RB, Series C:
6.25%, 11/15/23	3,245	3,968,732
6.50%, 11/15/28	14,925	18,472,374
New York State Thruway Authority, Refunding RB, General, Series I,
5.00%, 1/01/42	4,215	4,582,379
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal Project, Series 8,
6.00%, 12/01/36	3,165	3,685,263
Rochester Housing Authority, RB, Andrews Terrace Apartments, AMT (Ginnie Mae),
4.70%, 12/20/38	1,000	1,020,940

		31,729,688

North Carolina – 1.0%
Gaston County Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT,
5.75%, 8/01/35	4,105	3,994,411
North Carolina Medical Care Commission, Refunding RB, Wakemed, Series A,
4.13%, 10/01/38	2,730	2,786,129

		6,780,540

Ohio – 0.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset- Backed, Series A2,
6.50%, 6/01/47	1,125	1,092,060
Lucas County Ohio Hospital, Refunding RB, Promedica Healthcare, Series A,
6.50%, 11/15/37	1,915	2,359,127

		3,451,187

Oregon – 0.7%
City of Tigard Oregon Water System, Refunding RB:
5.00%, 8/01/37	2,000	2,243,420
5.00%, 8/01/42	2,335	2,595,913

		4,839,333

4	BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania – 0.9%
Chester County IDA, RB, Aqua Pennsylvania Inc. Project, Series A, AMT (NPFGC),
5.00%, 2/01/40	$540	$560,644
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania, Inc. Project, Series A, AMT,
5.00%, 12/01/34	2,780	2,999,703
Philadelphia Authority for Industrial Development, RB:
Arbor House, Inc. Project, Series E, 6.10%, 7/01/33	1,000	1,019,870
Rieder House Project, Series A, 6.10%, 7/01/33	1,355	1,381,924

		5,962,141

Puerto Rico – 2.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.38%, 8/01/39	13,000	14,641,510
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC),
5.57%, 8/01/41(c)	10,000	2,127,200

		16,768,710

South Carolina – 0.9%
Georgetown County, Refunding RB, International Paper Co. Project, Series A, AMT,
5.55%, 12/01/29	1,000	1,059,490
Richland County South Carolina, Refunding RB, International Paper Co. Project, AMT,
6.10%, 4/01/23	5,000	5,069,900

		6,129,390

Texas – 13.4%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT,
7.70%, 4/01/33	3,055	213,850
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,152,290
6.00%, 1/01/41	4,300	4,948,612
Series A, 5.00%, 1/01/43	6,925	7,386,274
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT,
6.10%, 8/01/24	4,000	4,015,960
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B(a):
7.13%, 12/01/18	3,500	4,617,830
7.25%, 12/01/18	5,400	7,160,562
La Vernia Higher Education Finance Corp., RB, KIPP, Inc.,
6.25%, 8/15/39	925	1,067,404
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project,
5.25%, 11/01/40	3,600	3,867,084
Matagorda County Navigation District No 1, Refunding RB, CenterPoint Energy Project,
5.60%, 3/01/27(e)	9,355	9,651,928
North Texas Education Finance Corp., ERB, Uplift Education, Series A,
5.13%, 12/01/42	1,000	1,059,500
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A,
6.25%, 1/01/39	3,500	3,988,950
San Antonio Public Facilities Corp., Refunding RB, Convention Center,
4.00%, 9/15/42	7,200	6,883,416
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare,
6.00%, 8/15/45	5,000	5,883,750
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare,
5.00%, 8/15/43	1,145	1,245,107
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	10,000	12,115,700
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	5,609,846
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
4.00%, 8/15/38	9,375	9,028,125

		89,896,188

BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah – 0.7%
Utah Transit Authority, Refunding RB, Subordinated Sales Tax,
4.00%, 6/15/39	$5,000	$4,842,500

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A,
6.38%, 6/15/22	30	30,580

Virginia – 2.9%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	3,550	3,553,372
City of Portsmouth Virginia, GO, Refunding, Series D,
5.00%, 7/15/34	3,105	3,483,096
Fairfax County EDA, RB, Goodwin House, Inc.:
5.13%, 10/01/37	2,000	2,086,160
5.13%, 10/01/42	6,015	6,281,464
Virginia HDA, Refunding RB, Sub-Series A3, AMT,
5.05%, 7/01/26	1,325	1,405,322
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Opco LLC Project, AMT,
6.00%, 1/01/37	2,620	2,910,270

		19,719,684

Washington – 4.1%
Seattle Washington Housing Authority, RB, Replacement Housing Projects,
6.13%, 12/01/32	2,120	2,121,187
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D,
6.38%, 10/01/36	7,000	8,385,860
Washington State Public Power Supply System, Refunding RB, Series B,
7.13%, 7/01/16	14,320	17,111,827

		27,618,874

West Virginia – 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A,
5.63%, 9/01/32	2,500	2,761,800

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth, Inc.,
6.00%, 8/01/13(a)	3,040	3,069,093

Wyoming – 1.3%
Sweetwater County Wyoming, Refunding RB, Idaho Power Co. Project,
5.25%, 7/15/26	4,500	5,013,630
Wyoming Community Development Authority, RB, Series 2 & 3,
4.05%, 12/01/38	4,070	3,978,954

		8,992,584

Total Municipal Bonds – 102.5%		685,448,531

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
Arizona – 0.6%
Phoenix Arizona Civic Improvement Corp. Water System, RB, Junior Lien, Series A,
5.00%, 7/01/34	3,500	3,968,335

California – 5.2%
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A,
6.00%, 8/01/33	9,586	11,730,934
University of California, RB, Series O,
5.25%, 5/15/39	20,000	22,919,400

		34,650,334

Connecticut – 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3,
5.05%, 7/01/42	12,000	13,388,280

District of Columbia – 1.3%
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
5.50%, 10/01/39	7,495	8,692,645

Florida – 4.5%
County of Miami-Dade Florida, RB, Water & Sewer System (AGM),
5.00%, 10/01/39	14,747	16,185,942
County of Miami-Dade Florida Transit System, Refunding RB,
5.00%, 7/01/42	3,750	4,065,825

6	BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)	Par (000)	Value
Florida (concluded)
Miami-Dade County Expressway Authority, RB, Series A (AGC),
5.00%, 7/01/35	$8,900	$9,632,203

		29,883,970

Illinois – 4.0%
City of Chicago Illinois, Refunding RB, Series A,
5.00%, 1/01/41	4,640	5,033,797
City of Chicago Illinois Water, Refunding RB, Second Lien (AGM),
5.25%, 11/01/33	1,330	1,517,250
Illinois Finance Authority, RB, University of Chicago, Series B,
6.25%, 7/01/38	10,000	12,138,800
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	6,999	7,870,425

		26,560,272

Kentucky – 4.7%
Kentucky Economic Development Finance Authority, Refunding RB, St. Elizabeth, Series A,
5.50%, 5/01/39	8,003	8,929,796
Kentucky Housing Corp., Refunding RB, Series L, AMT,
5.25%, 1/01/38	4,250	4,429,903
Lexington-Fayette Urban County Airport Board, Refunding RB, Series A,
5.00%, 7/01/27	7,001	7,828,181
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A,
5.38%, 12/01/39	9,195	10,653,051

		31,840,931

Maryland – 0.8%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM),
5.00%, 7/01/41	4,710	5,162,914

Nevada – 2.8%
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/34	15,789	19,095,502

New York – 7.9%
New York City Municipal Water Finance Authority, Refunding RB:
Series DD, 5.00%, 6/15/37	24,199	26,605,619
Series FF-2, 5.50%, 6/15/40	4,154	4,852,137
New York City Transitional Finance Authority, RB, Fiscal 2012, Series E,
5.00%, 2/01/42	8,898	9,846,054
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	10,000	11,594,700

		52,898,510

North Carolina – 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	12,678	13,881,018
Wake Forest University, 5.00%, 1/01/38	5,000	5,496,950

		19,377,968

Ohio – 3.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A,
5.25%, 6/01/38	2,870	3,162,596
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A,
5.50%, 5/01/34	5,470	6,345,419
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A,
5.25%, 1/01/33	4,400	4,811,004
State of Ohio Hospital Facilities, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	8,500	9,566,070

		23,885,089

Oregon – 2.1%
Oregon State Housing & Community Services Department, HRB, Series A, AMT,
4.95%, 7/01/30	13,000	13,793,086

South Carolina – 0.4%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1,
5.55%, 7/01/39	2,719	2,896,182

Texas – 8.9%
City of Houston Texas Airport Systems, Refunding RB, Senior Lien, Series A,
5.50%, 7/01/34	8,333	9,534,652

BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)	Par (000)	Value
Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, School Health Care System, Series B,
5.75%, 7/01/27(d)	$20,970	$27,494,186
Houston Higher Education Finance Corp., RB, Rice University Project, Series A,
5.00%, 5/15/40	10,000	11,153,974
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae),
5.25%, 9/01/32	4,746	4,965,218
Texas State University Systems, Refunding RB (AGM),
5.00%, 3/15/30	5,667	6,196,775

		59,344,805

Virginia – 2.5%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A,
5.50%, 5/15/35	2,099	2,372,981
Virginia Commonwealth Transportation Board, RB, Capital Projects,
5.00%, 5/15/32	8,001	9,065,833
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare,
5.00%, 11/01/40	5,002	5,426,856

		16,865,670

Washington – 4.1%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/36	6,000	6,673,920
(AGM), 5.00%, 11/01/32	14,007	15,595,073
Series A, 5.00%, 11/01/34	5,000	5,561,600

		27,830,593

Wisconsin – 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Series C,
5.25%, 4/01/39(g)	6,099	6,650,333

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 59.3%		396,785,419

Total Long-Term Investments (Cost – $979,736,999) – 161.8%		1,082,233,950

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(h)(i)	15,710,461	15,710,461

Total Short-Term Securities (Cost – $15,710,461) – 2.4%		15,710,461

Total Investments (Cost – $995,447,460*) – 164.2%		1,097,944,411
Other Assets Less Liabilities – 1.8%		12,259,782
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (29.5%)		(197,692,016)
VMTP Shares, at Liquidation Value – (36.5%)		(243,800,000)

Net Assets Applicable to Common Shares – 100.0%		$668,712,177

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$800,868,671

Gross unrealized appreciation	$107,870,560
Gross unrealized depreciation	(8,387,887)

Net unrealized appreciation	$99,482,673

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Variable rate security. Rate shown is as of report date.

8	BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2017, is $3,213,217.

(h)	Represents the current yield as of report date.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	6,562,755	9,147,706	15,710,461	$1,585

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
	AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
	AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds
	ARB	Airport Revenue Bonds	IDA	Industrial Development Authority
	CAB	Capital Appreciation Bonds	IDB	Industrial Development Board
	COP	Certificates of Participation	MRB	Mortgage Revenue Bonds
	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	GARB	General Airport Revenue Bonds	S/F	Single Family
	Ginnie Mae	Government National Mortgage Association

BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013	9

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,082,233,950	—	$1,082,233,950
Short-Term Securities	$15,710,461	—	—	15,710,461

Total	$15,710,461	$1,082,233,950	—	$1,097,944,411

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$11,250,878	—	—	$11,250,878
Liabilities:
TOB trust certificates	—	$(197,593,067)	—	(197,593,067)
VMTP shares	—	(243,800,000)	—	(243,800,000)

Total	$11,250,878	$(441,393,067)	—	$(430,142,189)

There were no transfers between levels during the period ended May 31, 2013.

10	BLACKROCK MUNIVEST FUND, INC.	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund, Inc.

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund, Inc.

Date: July 25, 2013